Schedule H, Line 4a - SCHEDULE OF DELINQUENT CONTRIBUTIONS (Details) - EPB 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	34-0590250
Plan number	002
Contributions Not Corrected
Contributions Corrected Outside VFCP	12,163
Contributions Pending Correction in VFCP
Total Fully Corrected Under VFCP and PTE 2002-51